Note 5 - Investments	6 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Note 5. Investments

Note 5 – Investments

The Company acquires equity interests in early-stage companies in exchange for management advisory services. Such services and investments in early-stage companies are only recorded if the investment was made in a company that generates revenues the investment is recorded at the value of the services provided by the Company. After an investment is recorded it is evaluated for impairment and an impairment loss is recognized, if appropriate. All of our investments are deemed to be impaired.